Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities:
Net (loss) income	$ (18,701)	$ 1,429,145	$ 2,113,829	$ (655,840)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation	3,593,354	3,308,098	6,859,237	5,847,413
Deferred income tax		451,098	(836,500)	(143,044)
Share based compensation	1,321,428
Gain sale of fixed assets			(3,228)	(500)
Changes in operating assets and liabilities:
Accounts receivable	(501,531)	(953,484)	(1,067,867)	(56,549)
Inventory	(1,440,606)	(1,969,866)	(1,456,889)	(631,233)
Prepaid expenses and other current assets	1,252,952	366,582	(2,777,595)	(115,471)
Accounts payable	(32,202)	19,455,978	10,418,256	79,901
Customer deposits	3,351,055	12,217,133	7,585,734	(756,598)
Accrued expenses	1,024,590	246,925	458,002	451,924
Other current liabilities	500,584	1,239,846	695,613	248,994
Net cash provided by operating activities	9,050,923	35,791,455	21,988,592	4,268,997
Cash Flows on Investing Activities:
Proceeds from sale of fixed assets			36,000	500
Purchase of property and equipment	(283,786)	(9,344)	(58,544)	(85,345)
Purchase of intangible assets			(15,269)	(5,570)
Website and software development costs	(3,611,451)	(3,443,447)	(7,283,044)	(7,108,461)
Net cash used in investing activities	(3,895,237)	(3,452,791)	(7,320,857)	(7,198,876)
Cash Flows from Financing Activities:
Principal paid on notes payable	(10,473)	(11,043)	(20,892)	(20,386)
Payments of preferred stock dividends		(250,000)	(442,697)	(500,000)
Cash payments for cancellation of Legacy warrants			(5,620,275)
Net cash used in financing activities	(10,473)	(261,043)	(6,083,864)	(520,386)
Net change in Cash	5,145,213	32,077,621	8,583,871	(3,450,265)
Cash, beginning of period	22,202,706	13,618,835	13,618,835	17,069,100
Cash, end of period	27,347,919	45,696,456	22,202,706	13,618,835
Supplemental disclosure of cash flows information:
Cash paid for interest	6,885	35,225	7,684	6,130
Cash paid for income taxes	$ 4,000			$ 3,200